Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income taxes statutory federal income tax rate	21.00%	21.00%
Valuation allowance increased	$ 116,000	$ 1,764,000
Federal net operating loss carryforwards	7,068,000
State net operating loss carryforwards	1,174,000
Foreign net operating loss carryforwards	$ 1,239,000